Assets held for sale and Discontinued operations	12 Months Ended
Dec. 31, 2025
Assets Held For Sale And Discontinued Operations
Assets held for sale and Discontinued operations
37. Assets held for sale and Discontinued operations
In compliance with the guidelines of Copel Strategic Business Planning - Vision 2030 regarding the decarbonization of its asset portfolio, the prioritization of investments, actions directly related to its core business (electricity), the concentration on larger assets and the improvement of operational efficiency, Copel has been divesting and recycling assets and participations.
37.1. Small Generation Assets
In 2024, the divestment of 13 small generation assets from the wholly-owned subsidiary Copel GeT began. On November 25, 2024, a Share Purchase Agreement and Other Covenants (“CCVA”) was signed with Electra Hydra/Intrepid, in the total amount of R$450,492, corresponding to the equity value of the 13 assets, to be adjusted in accordance with the contractual provisions. In compliance with the provisions of the CCVA, 13 SPEs were created, subsidiaries of Copel GeT, to allocate the associated assets and liabilities and later transfer the shares of the SPEs to the buyer.
On March 31, 2025, April 30, 2025, and July 10, 2025, the divestments of 12 SPEs were completed, at a contractual value of R$425,315, fully received in 2025. As a result of these three closings, Copel GeT recorded a gain of R$205,238, under Other operational income (expenses), net.
These divestments occurred after all conditions precedent related to the assets involved in each closing were met, and on the closing dates, Copel GeT transferred ownership of the shares of the 12 SPEs to the acquirer. The completion of the divestment of the last asset (UTE Figueira) is subject to the satisfaction of conditions precedent, including the termination of the concession which is currently under review by the MME.
37.2. Asset Swap
In December 2024, Copel GeT entered into an asset swap agreement with Eletrobras, whereby the balances of the HPP Colíder were reclassified as assets and liabilities held for sale, as disclosed in the Financial Statements for December 31, 2024. On May 30, 2025, the transaction was completed, as detailed in the business combination presented in Note 1.2.
37.3. HPP Baixo Iguaçu
On February 21, 2025, according to Material Fact 01/25, Copel GeT has exercised its right of first refusal to acquire all shares of Geração Céu Azul S.A. (“Céu Azul”), currently owned by Neoenergia S.A., which holds a 70% stake in the Consórcio Empreendedor Baixo Iguaçu (“CEBI”), responsible for operating the HPP Baixo Iguaçu, for an equity value of R$984,000. The acquisition commitment was formalized through adherence to the Share Purchase and Sale Agreement and Other Covenants (“CCVA 1”), which had already been negotiated between Neoenergia and the original potential buyer of this stake.
After exercising the right of first refusal, Copel GeT entered into a Share Purchase and Sale Agreement and Other Covenants with DK Holding Investments, S.R.O. (“CCVA 2”), through which Copel GeT committed to selling to the buyer: (i) the entire shareholding in Céu Azul, which Copel GeT became the owner of at the closing of the transaction provided for in CCVA 1, and (ii) its 30% minority stake in CEBI, for an equity value of R$570,000.
On June 30, 2025, according to Material Fact 05/25, after all the conditions precedent had been met, Copel GeT and Neoenergia concluded the transaction agreed upon in CCVA 1, whereby Copel GeT came to hold all of the shares in Céu Azul capital stock for the amount of R$1,060,804. Thus, Copel GeT may proceed with the closing of CCVA 2 with ENERGO-PRO PARTICIPAÇÕES S.A., successor to DK Holding Investments, S.R.O.
On October 22, 2025, pursuant to Material Fact 10/25, after fulfilling all the conditions precedent and obtaining approvals from the competent authorities, Copel GeT completed the divestment of the Baixo Iguaçu HPP. The equity value of the transaction totaled R$1,683,334, of which R$155,400 was paid in February 2025 (Note 25), R$1,517,934 was credited on the closing date and the remaining R$10,000 was paid on December 30, 2025. The gain from this divestment was R$143,409, recorded in the fourth quarter under Other operational income (expenses), net. On the date of completion of the transaction, Copel GeT transferred to the acquirer the ownership of Céu Azul shares as well as its 30% share in CEBI.
37.4. Photovoltaic enterprises
On August 14, 2025, the Board of Directors of Copel Serviços approved the start of the binding phase for the potential divestment of the solar photovoltaic plants (UFVs) registered with the Company. The project involved the sale of Copel Serviços UFVs together with Copel's equity interest in the joint venture Solar Paraná GD Participações S.A. (Solar Paraná).
On October 31, 2025, the Share Purchase Agreement and Other Covenants (CCVA) was signed by the sellers Copel, Copel Serviços, and Sistechne Participações Societárias Ltda. (a company that owns 51% of Solar Paraná) and the buyer Usina Solar Thopen 89 SPE Ltda. for a total amount of R$78,008 as at December 31, 2024.
On December 12, 2025, after fulfilling the conditions precedent for this transaction, the divestment was completed with the transfer of Copel SER UFVs and Copel ownership of shares in Solar Paraná to the buyer. On the same date, Copel and Copel SER received the amounts of R$5,354 and R$74,488, respectively. The result of the transaction was negative in the amount of R$13,052, recorded under Other operational income (expenses), net.
37.5. Balances classified as held for sale
The composition of assets and liabilities classified as held for sale, adjusted for the cessation of depreciation and amortization, is presented below:

	Small generation assets	12.31.2025	HPP Colíder	Small generation assets	12.31.2024
Assets classified as held for sale
Cash and cash equivalents	—	—	—	13	13
Property, plant and equipment	25,177	25,177	1,602,581	245,844	1,848,425
Intangible assets	—	—	16,762	16,626	33,388
	25,177	25,177	1,619,343	262,483	1,881,826
Liabilities associated with assets classified as held for sale
Loans and financing	—	—	484,981	22,695	507,676
Accounts payable related to concession	—	—	32,505	280	32,785
Provisions for legal claims	—	—	—	951	951
	—	—	517,486	23,926	541,412
37.6. Discontinued Operations
The small generation assets, HPP Colíder and the portion of the HPP Baixo Iguaçu belonging to Copel GeT, do not represent a separate line of business or geographical area of operations, nor do they constitute a subsidiary acquired exclusively for resale and, therefore, their results are not disclosed as discontinued operations. The Company continues its activities in the power generation segment. Céu Azul results as of July 1, 2025, totaling R$18,898, are disclosed as a discontinued operation, as it is a subsidiary acquired for resale.
The revenues, costs, and expenses arising from the divestments of UEGA and Compagas in 2024 and 2023, disclosed as discontinued operations, are detailed in the tables below:

Statements of Income from discontinued operations	12.31.2024	12.31.2023
Net operating revenue	561,141	977,149
Operating costs	(446,073)	(692,718)
Gross profit	115,068	284,431
Selling expenses	(16,261)	(11,451)
General and administrative expenses	(37,874)	(59,410)
Other operational income (expenses)	(2,374)	(14,903)
	(56,509)	(85,764)
Profit (loss) before financial results and taxes	58,559	198,667
Financial results	(10,806)	455
Operating profit (loss)	47,753	199,122
Income tax and social contribution	(26,527)	(7,621)
Net income (loss)	21,226	191,501
Gain on the share sales operation	725,778	—
Income tax on sales gains	(255,433)	—
Net income (loss) from discontinued operations	491,571	191,501
Other comprehensive income from discontinued operations	—	1,650
Comprehensive income from discontinued operations	491,571	193,151
The table below presents a reconciliation of the results from discontinued operations. The amounts of intercompany cost and expense eliminations in 2024 and 2023 refer mainly to UEGA operation and maintenance services provided by Copel GET, and to the monetary restatement of dividends from Compagas and UEGA.

	12.31.2024	12.31.2023
Result of discontinued operations attributed to shareholders of the parent company	463,690	100,733
Result of discontinued operations attributed to non-controlling shareholders	16,539	67,485
	480,229	168,218
( + ) Elimination of intercompany costs/expenses	11,342	23,283
Consolidated results of discontinued operations	491,571	191,501

The following tables present Compagas and UEGA cash flow and value added statements in 2024 and 2023.

Statements of Cash Flows from discontinued operations	12.31.2024	12.31.2023
Net income	21,226	191,501
Adjustments to reconcile net income	39,476	(12,547)
Dividends and interest on equity received	36,868	—
Changes in assets and liabilities	(57,434)	14,108
Debentures - interest due and paid	(25,051)	(10,423)
Loan charges granted to related parties	2,763	—
Taxes and charges paid	(14,228)	(57,165)
Cash flows from operational activities	3,620	125,474
Financial investments	(111)	(144)
Receipt of loans granted	49,500	—
Additions to contract assets, property, plant and equipment and intangible assets	(25,659)	(35,380)
Receipt for alienation	584,983	—
Cash flows from investment activities	608,713	(35,524)
Issue of Debentures	—	294,045
Issue of loans and financing	59,935	—
Payments of principal - debentures	(55,313)	(18,437)
Amortization of lease liabilities	(2,338)	(3,041)
Dividends and interest on own capital paid	(11,940)	(195,890)
Cash flows from financing activities	(9,656)	76,677
Changes in cash and cash equivalents	602,677	166,627